Accrued Expenses and Other Current Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Mar. 28, 2023	Jan. 05, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Penalty charges			$ 3,342,549
Additional fine		$ 3,342,549
Fine amount	$ 78,991
Additional tax charge	$ 173,812